Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earning Per Share Basic And Diluted [Abstract]
Net income available for common shareholders (A)	$ 133,749	$ 101,832	$ 88,136
Weighted average outstanding shares of common stock (B)	7,429	7,433	7,431
Dilutive effect of stock-based awards	24	32	38
Common stock and common stock equivalents (C)	7,453	7,465	7,469
Earnings Per Share
Basic (A/B)	$ 18	$ 13.7	$ 11.86
Diluted (A/C)	$ 17.95	$ 13.64	$ 11.8